UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

 306 West 7th Street, Suite 616          Fort Worth TX   76102

     (Address of principal executive offices)         (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444

Date of fiscal year end:  10/31/2009

Date of reporting period: 04/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-annual Report to Shareholders for the period ended April 30, 2009 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

April 30, 2009

                June 2, 2009
Dear Epiphany Shareholder:

The six month period from November 1, 2008 to April 30, 2009 was full of peril and turmoil for U.S. investors.  Coming on the heels of a very precipitous drop in September and October, the decline in the S&P 500 Total Return Index* from November 1, 2008 to March 9, 2009 was another 29.30%.  At that point the market started a sustained recovery.

For the six month period ended April 30, 2009, the S&P 500 Total Return Index* declined 8.53%, the Domini 400 Social Index** declined 7.06%, while the Epiphany Faith and Family Values 100 Fund Class N shares declined only 6.13%.  The Fund’s outperformance was due to holding a higher cash position for potential redemptions.  Since redemption requests were small, the cash was invested while the market was around 2009 lows.

		For the Six Month Period Ended April 30, 2009(2)	Commencement of Operations through April 30, 2009(1)
Class N		(6.13)%	(15.55)%
Class A	Without sales load	(6.12)%	(22.27)%
	With sales load	(10.84)%	(25.75)%
Class C	Without contingent deferred sales charge	(6.39)%	(23.58)%
	With contingent deferred sales charge	(7.39)%	(23.58)%
S&P 500 Total Return Index(3)*		(8.53)%	(17.00)%
Domini 400 Social Index(3)**		(7.06)%	(15.70)%

(1)
Epiphany Faith and Family Values 100 Fund Class N shares commenced operations on January 8, 2007, Class A shares commenced operations on March 19, 2008 and Class C shares commenced operations on February 13, 2008.

(2)	Returns shown are aggregate total returns, not annualized.
(3)	Commencement of operations return assumes inception date of January 8, 2007.

As of April 30, 2009, the Fund’s portfolio reflected the following industry weightings:

Oil & Gas	12.78%	Cosmetics & Personal	3.32%
Food & Beverage	9.47%	Telecommunications	2.91%
Retail	9.19%	Utilities	2.32%
Healthcare Product & Services	6.58%	Iron & Steel	2.13%
Semiconductors	5.77%	Multimedia	2.07%
Computers	5.64%	Auto Manufacturers	1.94%
Banks	5.22%	Pharmaceuticals	1.94%
Insurance	4.84%	Chemicals	1.69%
Machinery	4.39%	Savings & Loans	1.66%
Commercial Services	3.86%	Tools	1.22%
Miscellaneous Manufacturing	3.37%	Packaging & Containers	0.77%
Aerospace & Defense	3.33%	Real Estate Investment	0.32%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of April 30, 2009 and are subject to change.

As of April 30, 2009, the Fund’s top five holdings were as follows:

XTO Energy, Inc.	3.15%
Bank of New York Mellon Corp.	3.06%
Lowe's Cos., Inc.	2.89%
Apple, Inc.	2.82%
Texas Instruments, Inc.	2.52%

Percentages in the above table are based on the Fund’s portfolio holdings as of April 30, 2009 and are subject to change.

According to the Investment Company Institute, an industry research group, redemptions from stock mutual funds have been running around 30%.  Anticipating a higher redemption rate for Epiphany, we kept approximately 12% of the Fund in cash over the past six months.  However, because of your commitment to the Fund, Epiphany experienced almost no redemptions during this downturn.  We appreciate the steadfast nature that you, our shareholders, have shown in the face of this volatility.  You are truly partners in our mission, which is to positively influence society, individuals and corporations, and to be responsible citizens by respecting the dignity of life, providing for employees and respecting the environment.

Many blessings to you and your family

Sam Saladino
Portfolio Manager
Epiphany Faith and Family Values 100 Fund

This report is intended for the Fund’s Shareholders.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-977-3747.  We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing.  The prospectus contains this and other important information about the Fund.  Please read the prospectus carefully before you invest.  The Fund imposes a 2.00% redemption fee on each class of shares redeemed within 60 days of purchase. A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within one year following such investments.

* The S&P 500 Total Return Index ("S&P 500") by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index.  As with any fund, save an index fund, that commonly compares its performance to the S&P 500, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

** The Domini 400 Social Index ("DS400") by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index.  The DS400 is the first benchmark for equity portfolios subject to multiple social screens.  It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.  As with any fund, save an index fund, that commonly compares its performance to the DS400, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Faith and Family Values 100 Fund, which will not invest in certain securities comprising this index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 1, 2009 for the Epiphany Faith and Family Values 100 Fund were as follows:
Epiphany Faith and Family Values 100 Fund Class N, gross of fee waivers or expense reimbursements	10.65%
Epiphany Faith and Family Values 100 Fund Class N, after waiver and reimbursement ***	1.60%
Epiphany Faith and Family Values 100 Fund Class A, gross of fee waivers or expense reimbursements	10.63%
Epiphany Faith and Family Values 100 Fund Class A, after waiver and reimbursement ***	1.60%
Epiphany Faith and Family Values 100 Fund Class C, gross of fee waivers or expense reimbursements	11.23%
Epiphany Faith and Family Values 100 Fund Class C, after waiver and reimbursement ***	2.35%

*** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund’s Class N and Class A shares and 2.25% of the average daily net assets of the Fund’s Class C shares through February 29, 2012.  Total Gross Operating Expenses during the six month period ended April 30, 2009 were 8.92%, 8.92%, and 9.67% for the Class N, Class A and Class C shares, respectively.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the six month period ended April 30, 2009.

EPIPHANY FUNDS

Information About Your Fund’s Expenses (Unaudited)	SEMI-ANNUAL REPORT

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 invested at the beginning of the period and held for the entire period of 11/01/08 through 4/30/09.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 11/01/08 through 4/30/09

Epiphany Faith and Family Values 100 Fund Actual Fund Return (in parentheses)	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period *
Class N (-6.13%)	$1,000.00	$938.70	$7.21
Class A (-6.12%)	1,000.00	938.80	7.21
Class C (-6.39%)	1,000.00	936.10	10.80

Hypothetical 5% Fund Return	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period *
Class N	$1,000.00	$1,017.36	$7.50
Class A	1,000.00	1,017.36	7.50
Class C	1,000.00	1,013.64	11.23

*Expenses are equal to the Fund’s annualized expense ratios of 1.50%, 1.50%, and 2.25% for the Class N, Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-977-3747.  Please read it carefully before you invest or send money.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK - (95.32%)

AEROSPACE & DEFENSE - (3.28%)
Northrop Grumman Corp.	675	$32,636
United Technologies Corp.	700	34,188
		66,824
AUTO MANUFACTURERS - (1.91%)
PACCAR, Inc.	1,100	38,984

BANKS - (5.14%)
Bank of New York Mellon Corp.	2,414	61,509
BB&T Corp.	1,851	43,202
		104,711
CHEMICALS - (1.67%)
Monsanto Co.	400	33,956

COMMERCIAL SERVICES - (3.80%)
Paychex, Inc.	1,625	43,891
Western Union Co.	2,000	33,500
		77,391

COMPUTERS - (5.56%)
Apple, Inc. *	450	56,624
Computer Sciences Corp. *	630	23,285
Hewlett-Packard Co.	925	33,281
		113,190

COSMETICS & TOILETRIES - (3.27%)
Avon Products, Inc.	1,500	34,140
Colgate-Palmolive Co.	550	32,450
		66,590
FOOD & BEVERAGE - (9.33%)
Coca-Cola Co.	465	20,018
General Mills, Inc.	625	31,681
Hormel Foods Corp.	1,200	37,548
Kellogg Co.	840	35,372
Kraft Foods, Inc. Class A	955	22,347
Sysco Corp.	1,850	43,160
		190,126

HEALTHCARE PRODUCTS & SERVICES - (6.48%)
Baxter International, Inc.	750	36,375
Covidien Ltd.	910	30,012
Medtronic, Inc.	840	26,880
Zimmer Holdings, Inc. *	880	38,711
		131,978

INSURANCE - (4.77%)
Aflac, Inc.	1,000	28,890
Allstate Corp.	2,055	47,943
MetLife, Inc.	685	20,379
		97,212

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK - (95.32%) Continued

IRON & STEEL - (2.10%)
Nucor Corp.	1,050	$42,725

MACHINERY - (4.33%)
Caterpillar, Inc.	1,260	44,831
Deere & Co.	1,050	43,323
		88,154

MISCELLANEOUS MANUFACTURING - (3.32%)
3M Co.	600	34,560
Teleflex, Inc.	770	33,095
		67,655

MULTIMEDIA - (2.04%)
McGraw-Hill Cos., Inc.	1,380	41,607

OIL & GAS - (12.60%)
Apache Corp.	560	40,802
Devon Energy Corp.	725	37,591
EOG Resources, Inc.	715	45,388
Schlumberger Ltd.	400	19,596
Transocean Ltd. *	740	49,935
XTO Energy, Inc.	1,825	63,255
		256,567

PACKAGING & CONTAINERS - (0.76%)
Packaging Corp. of America	980	15,553

PHARMACEUTICALS - (1.91%)
Abbott Laboratories	931	38,962

REAL ESTATE INVESTMENT TRUSTS - (0.31%)
ProLogis	700	6,377

RETAIL - (9.05%)
Costco Wholesale Corp.	200	9,720
CVS Caremark Corp.	1,200	38,136
Lowe's Cos., Inc.	2,694	57,921
TJX Cos., Inc.	1,500	41,955
Yum! Brands, Inc.	1,100	36,685
		184,417
SAVINGS & LOANS - (1.64%)
Hudson City Bancorp, Inc.	2,650	33,284

SEMICONDUCTORS - (5.69%)
Analog Devices, Inc.	1,350	28,728
Linear Technology Corp.	1,680	36,590
Texas Instruments, Inc.	2,800	50,568
		115,886

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
COMMON STOCK - (95.32%) Continued

TELECOMMUNICATIONS - (2.87%)
CenturyTel, Inc.	560	$15,204
Corning, Inc.	1,100	16,082
Qualcomm, Inc.	640	27,085
		58,371

TOOLS - (1.20%)
Lincoln Electric Holdings, Inc.	550	24,492

UTILITIES - (2.29%)
Exelon Corp.	255	11,763
Public Service Enterprise Group, Inc.	1,169	34,883
		46,646

TOTAL COMMON STOCK (Cost $2,431,878)		1,941,658

SHORT-TERM INVESTMENTS - (3.22%)
Fidelity Institutional Money Market Fund - Class I, 0.90% ** (Cost $65,599)	65,599	65,599

TOTAL INVESTMENTS (Cost $2,497,477) - 98.54%		$2,007,257

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.46%		29,819

NET ASSETS - 100%		$2,037,076

* Non-Income producing security.
** Rate shown represents the rate at April 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENT OF ASSETS AND LIABILITIES - April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at market (identified cost $2,497,477)	$2,007,257
Due from adviser	27,468
Prepaid expenses	12,733
Receivables:
Dividends	4,691
Interest	45
Capital shares sold	450
Total assets	2,052,644

Liabilities:
Payables:
Accrued expenses	10,311
Due to administrator	4,192
Accrued Distribution (12b-1) fees	1,065
Total liabilities	15,568

Net Assets	$2,037,076

Sources of Net Assets:
Paid-in capital	$2,705,777
Undistributed net investment income	3,008
Accumulated net realized loss on investments	(181,489)
Net unrealized depreciation on investments	(490,220)

Total Net Assets (311,020 shares of benefical interest issued and outstanding, unlimited shares authorized)	$2,037,076

Class N shares:
Net Assets applicable to 298,897 shares outstanding	$1,957,716
Net Asset Value, and offering price per share	$6.55

Minimum redemption price per share [1]	$6.42

Class A shares:
Net Assets applicable to 11,019 shares outstanding	$72,141
Net Asset Value	$6.55

Maximum Offering price per share Class A [2]	$6.89

Minimum redemption price per share [1]	$6.42

Class C shares:
Net Assets applicable to 1,104 shares outstanding	$7,219
Net Asset Value and offering price per share	$6.54

Minimum redemption price per share Class C [1,3]	$6.34

[1]	A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.
[2]	A maximum sales charge of 5.00% is imposed on Class A shares.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

For the
Six Month Period Ended
April 30, 2009
Investment Income:	(Unaudited)
Dividends from money market funds	$394
Dividends from equities	22,110
Total investment income	22,504

Expenses:
Management fees	6,233
Distribution (12b-1) fees - Class N	2,014
Distribution (12b-1) fees - Class A	55
Distribution (12b-1) fees - Class C	34
Accounting and transfer agent fees and expenses	18,204
Legal fees	12,130
Compliance officer fees	8,927
Audit fees	6,943
Registration fees	6,798
Miscellaneous expense	4,807
Custodian fees	2,901
Trustee fees and expenses	2,065
Pricing fees	1,977
Insurance	987
SEC Filing Fees	55
Total expenses	74,130
Less: fees waived and expenses absorbed	(61,638)
Net expenses	12,492

Net investment income	10,012

Realized and unrealized loss on investments:
Net realized loss on investments	(54,499)
Net change in unrealized depreciation on investments	(18,707)
Net loss on investments	(73,206)

Net decrease in net assets resulting from operations	$(63,194)

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	For the
	Six Month Period Ended	For the Year Ended
	April 30, 2009	October 31, 2008
	(Unaudited)
Operations:
Net investment income	$10,012	$13,274
Net realized loss on investments	(54,499)	(121,658)
Net change in unrealized depreciation on investments	(18,707)	(441,549)
Net decrease in net assets resulting from operations	(63,194)	(549,933)

Distributions to shareholders from:
Net investment income	(9,492)	(11,618)
Net realized gain	-	(19,319)
	(9,492)	(30,937)

Capital share transactions (Note 2):
Increase in net assets from Capital share transactions	509,535	987,859

Increase in net assets	436,849	406,989

Net Assets:
Beginning of period	1,600,227	1,193,238

End of period	$2,037,076	$1,600,227
Undistributed Net Investment Income	$3,008	$2,488

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Class N

	For the Six Month Period Ended April 30, 2009		For the Year Ended October 31, 2008	For the Period Ended October 31, 2007 *

	(Unaudited)

Net Asset Value, Beginning of Period	$7.02		$10.05	$10.00

Investment Operations:
Net investment income [1]	0.04		0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.47)		(2.90)	0.03
Total from investment operations	(0.43)		(2.82)	0.09

Distributions from:
Net investment income	(0.04)		(0.07)	(0.04)
Net realized capital gain	-		(0.14)	-
	(0.04)		(0.21)	(0.04)

Paid in capital from redemption fees	-	[2]	-	-

Net Asset Value, End of Period	$6.55		$7.02	$10.05

Total Return [3]	(6.13)%	[4]	(28.55)%	0.92%	[4]

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,958		$1,536	$1,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.92%	[5]	10.55%	33.92%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%	1.50%	[5]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(6.21)%	[5]	(8.10)%	(31.71)%	[5]
After fees waived and expenses absorbed	1.21%	[5]	0.95%	0.71%	[5]

Portfolio turnover rate	6%		80%	116%

*	The Epiphany Faith and Family Values 100 Fund Class N commenced operations on January 8, 2007.
[1]	Per share amounts were calculated using the average shares method.
[2]	Redemption fees resulted in less than $0.01 per share.
[3]	Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[4]	Aggregate total return, not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A

	For the Six Month Period Ended April 30, 2009		For the Period Ended October 31, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$7.02		$8.77

Investment Operations:
Net investment income [1]	0.04		0.04
Net realized and unrealized loss on investments	(0.47)		(1.75)
Total from investment operations	(0.43)		(1.71)

Distributions from:
Net investment income	(0.04)		(0.04)

Net Asset Value, End of Period	$6.55		$7.02

Total Return [2]	(6.12)%		(19.57)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$72		$56

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.92%	[3]	10.53%	[3]
After fees waived and expenses absorbed	1.50%	[3]	1.50%	[3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(6.20)%	[3]	(8.13)%	[3]
After fees waived and expenses absorbed	1.22%	[3]	0.90%	[3]

Portfolio turnover rate	6%		80%

*	The Epiphany Faith and Family Values 100 Fund Class A commenced operations on March 19, 2008.
[1]	Per share amounts were calculated using the average shares method.
[2]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
EPIPHANY FAITH AND FAMILY VALUES 100 FUND

FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class C

	For the Six Month Period Ended April 30, 2009		For the Period Ended October 31, 2008 *
	(Unaudited)

Net Asset Value, Beginning of Period	$7.00		$9.08

Investment Operations:
Net investment income [1]	0.01		-	[2]
Net realized and unrealized loss on investments	(0.46)		(2.08)
Total from investment operations	(0.45)		(2.08)

Distributions from:
Net investment income	(0.01)		-	[3]

Net Asset Value, End of Period	$6.54		$7.00

Total Return [4]	(6.39)%		(22.86)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7		$8

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.67%	[5]	11.13%	[5]
After fees waived and expenses absorbed	2.25%	[5]	2.25%	[5]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(6.97)%	[5]	(8.83)%	[5]
After fees waived and expenses absorbed	0.45%	[5]	0.04%	[5]

Portfolio turnover rate	6%		80%

*	The Epiphany Faith and Family Values 100 Fund Class C commenced operations on February 13, 2008.
[1]	Per share amounts were calculated using the average shares method.
[2]	Net investment income per share resulted in less than $0.01 per share.
[3]	Net investment income distribution was less than $0.01 per share.
[4]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Epiphany Faith and Family Values 100 Fund (the "Fund").  The Fund became effective with the Securities and Exchange Commission on January 5, 2007 and commenced operations on January 8, 2007.  The Fund is registered to offer three classes of shares, Class N, Class A and Class C.  The Class N shares commenced operations on January 8, 2007.  The Class A shares commenced operations on March 19, 2008.  The Class C shares commenced operations on February 13, 2008.  Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.  The Fund is diversified.  The Fund’s investment objective is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles.   The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the "Adviser").

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)           Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading.  Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  At April 30, 2009, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of April 30, 2009:

	Investments	Other
	in	Financial
Level	Securities	Instruments *
Level 1	$1,941,658	$-
Level 2	65,599	-
Level 3	-	-
Total	$2,007,257	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.  The Fund was not invested in any other financial instruments on April 30, 2009.

b)          Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the six month period ended April 30, 2009, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

c)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d)          Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

e)          Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)           Redemption fees and sales charges (loads)—Shareholders of Class N, Class A and Class C shares that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  A maximum sales charge of 5.00% is imposed on Class A shares.  Shareholders of Class C shares are imposed a contingent deferred sales charge ("CDSC") of 1.00% in the event of certain redemption transactions within one year following such investments.  The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund.  There were redemption fees of $212 paid to the Fund and no CDSC fees paid to the Adviser for the six month period ended April 30, 2009.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(2)	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended April 30, 2009 were as follows:

	Class N		Class A
	Shares	Amount	Shares	Amount
Sold	95,057	$579,801	5,105	$32,215
Reinvested	1,394	8,552	40	245
Redeemed	(16,513)	(98,257)	(2,108)	(13,035)
Net Increase	79,938	$490,096	3,037	$19,425

	Class C
	Shares	Amount
Sold	-	$-
Reinvested	2	14
Redeemed	-	-
Net Increase	2	$14

Transactions in shares of capital stock for the Fund for the fiscal year ended October 31, 2008 were as follows:

	Class N		Class A [1]
	Shares	Amount	Shares	Amount
Sold	141,660	$1,259,633	7,964	$71,128
Reinvested	3,002	28,297	18	157
Redeemed	(44,480)	(381,361)	-	-
Net Increase	100,182	$906,569	7,982	$71,285

	Class C [2]
	Shares	Amount
Sold	1,101	$10,000
Reinvested	1	5
Redeemed	-	-
Net Increase	1,102	$10,005

[1] For the period March 19, 2008 (commencement of operations) through October 31, 2008.
[2] For the period February 13, 2008 (commencement of operations) through October 31, 2008.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(3)	INVESTMENT TRANSACTIONS

For the six month period ended April 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$682,250	$88,841

There were no government securities purchased or sold during the period.

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six month period ended April 30, 2009, the Fund incurred $6,233 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at April 30, 2009.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets of Class N and Class A shares and at 2.25% of the Fund’s average daily net assets of Class C shares through February 29, 2012.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the six month period ended April 30, 2009, the Adviser waived management fees of $6,233 and reimbursed $55,405 of Fund expenses, of which, $27,468 was due from the Adviser as of April 30, 2009.  At April 30, 2009, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $332,845.  The Adviser may recapture $143,872 no later than October 31, 2010, $127,335 no later than October 31, 2011 and $61,638 no later than October 31, 2012.

A Trustee of the Trust is the Chief Executive Officer of the Adviser.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or the "Administrator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess of $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million.  For the six month period ended April 30, 2009, Matrix earned $18,204 for such services including out of pocket expenses, with $2,765 remaining payable at April 30, 2009.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the six month period ended April 30, 2009, Matrix earned $8,927 of compliance fees, with $1,427 remaining payable at April 30, 2009.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Class N and Class A shares and up to 1.00% for Class C shares.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(4)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the six month period ended April 30, 2009, the Fund incurred $2,014, $55 and $34 of 12b-1 fees for Class N, Class A and Class C, respectively.

(5)	TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at April 30, 2009 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 2,499,752	$ 86,212	$ (578,707)	$ (492,495)

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

 For the six month period ended April 30, 2009, the Fund distributed $9,492 of ordinary income.  For the fiscal year ended October 31, 2008, the Fund distributed $11,618 of ordinary income and $19,319 of short-term capital gains.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2008, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	$2,488
Capital Loss Carryforwards	(124,716)
Net Unrealized Depreciation	(473,787)
Distributable Earnings, Net	$(596,015)

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

At October 31, 2008, the Fund had $124,716 of capital loss carryforwards expiring on October 31, 2016 available to offset future capital gains.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2009, Charles Schwab & Co., Inc. held 42.39% of the Fund’s shares in an omnibus account for the sole benefit of their customers, and may therefore be deemed to control the Fund.

(7)	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2009 (Unaudited)	SEMI-ANNUAL REPORT

(8)	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4").  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued the Statement of Financial Accounting Standards No. 165, "Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  Management is currently evaluating the impact the adoption of SFAS 165 will have on the Fund’s financial statements and related disclosures.

EPIPHANY FUNDS

ADDITIONAL INFORMATION (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

The Fund files Form N-PX, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-817-529-0444; and on the Commission’s website at http://www.sec.gov.

EPIPHANY FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)	SEMI-ANNUAL REPORT

The renewal of the Investment Advisory Agreement between the Fund and The Advisor was considered by the Board at a meeting held on October 27, 2008.  Fund legal counsel directed the Trustees to a memorandum that had been prepared by Fund legal counsel regarding the Board's responsibilities with respect to the renewal of the Investment Advisory Agreement.  Fund legal counsel indicated that pursuant to Section 15(c) of the Investment Company Act of 1940, the Board has an obligation to annually approve the Investment Advisory Agreement with the Fund.  Fund legal counsel explained that the factors to be considered by the Board were detailed in a case entitled Gartenberg v. Merrill Lynch Asset Management, and in recent pronouncements from the Securities and Exchange Commission.  Those factors to be considered include the investment performance of the Fund and the investment Advisor; the  nature, extent and quality of the services provided by the Advisor to the Fund; the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale that benefit the shareholders of the Fund.  Fund legal counsel also indicated to the Board that his firm had requested that the Advisor provide certain information to the Board for its consideration regarding the renewal of the Investment Management Agreement.  A copy of the Investment Management Agreement, as originally entered into between the Fund and the Advisor, was also included in the Board's materials.

As to the investment performance of the Fund and the Advisor, the Trustees reviewed the performance of the Fund, as well as the Advisor based on materials provided by the Advisor.  Based on the information provided, the Board found the performance of the Fund acceptable, based primarily on the most recent performance of the Fund.  The Advisor reported that as of September 30, 2008 the Class N shares of the Fund had returned -4.60% for the quarter, -10.41% year to date, -17.36% for the one year period ended September 30, 2008 and -8.12% since the Fund's inception on January 8, 2007.  The Advisor indicated that these returns are favorable based on the Standard & Poor’s 500 Index returns which were -8.37% for the third quarter in 2008, -19.29% for the year to date as of September 30, 2008, -21.98% for the one year period ended September 30, 2008 and -8.70% since the Fund's inception date of January 8, 2007.  The Advisor indicated that although the Fund's absolute performance was negative, the Fund's relative performance compared to the benchmark and the peer funds was acceptable.

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the Board of Trustees reviewed the Advisor's Form ADV and the professional credentials of the investment advisory personnel of the Advisor.  The Advisor provided additional information regarding the allocation of work within the Advisor based on the recent departure of a portfolio manager.  The Advisor discussed with the Board the manner in which investments are selected and purchased by the Fund and the application of the Fund's social screens.  After some additional discussion, the Board determined that the nature, extent and quality of the services provided by the Advisor were consistent with the Board's expectations.

As to the cost of the services provided and the profits realized by the Advisor, the Board reviewed to summary information gathered by the Advisor related to the expenses of peer funds.  The Advisor indicated that based on his research using the Morningstar information systems, two other Catholic-related mutual funds were identified.  The Advisor represented that the expense ratios were the same for all of the funds.  The Advisor indicated that it was important to note that because of the Advisor's efforts to secure low cost providers for the Fund, the expense ratio for the Fund would be less than half of the other two funds had the asset levels been the same.  The Advisor reminded the Board that the expense ratio for the Fund is 1.50%.  The expense ratio for the LKCM Aquinas Value Fund, also a blended large cap fund according to Morningstar, was 1.49%.  Mr. Saladino further stated that the expense ratio for the Ave Maria Catholic Values Fund, which is a mid-cap blended fund according to Morningstar was also 1.50%.  Based on review of the information, the Board determined that the cost of the services provided by the Advisor was reasonable.  The Advisor reviewed the expenses applicable to the Fund and the balance sheet for the Advisor.  The Advisor reminded the Board that the Fund is currently not profitable to the Advisor and the Advisor is reimbursing expenses and waiving a portion of its investment management fee.  Mr. Saladino indicated that the Fund has accumulated approximately $375,000 in reimbursements available to the Advisor if and when the Fund is no longer in the reimbursement mode.  The Advisor indicated that there are currently no soft dollar arrangements and the Fund has not generated any 12b-1 fees payable to the Advisor although some disbursements were made to third parties.  Based on the review of the information, the Board determined that the Advisor has sufficient assets to sustain operations as the Advisor to the Fund while at the same time the Advisor was not excessively profitable as a result of acting as Advisor to the Fund.

With regard to the extent to which economies of scale would be realized as the Fund grows, the Advisor was considering extending the expense cap currently in place for the Fund.  The Advisor indicated however, that as the Fund's assets grow, economies of scale should be realized and the Advisor may consider additional reductions of the fees accordingly.  The Advisor indicated that based on his estimates that once the Fund reaches $25,000,000 in Fund assets, the expense ratio would likely be reduced.  The Advisor explained some of the additional businesses in which the Advisor engages.  The Advisor indicated that based on these ventures, the Advisor had sufficient assets to maintain operations.

Based on the foregoing, the Trustees, including a majority of the independent Trustees voted to continue the Investment Advisory Agreement for an additional one year term.

Epiphany Funds
306 West 7th Street
Suite 616
Fort Worth, TX  76102

INVESTMENT ADVISER
Trinity Fiduciary Partners LLC
306 West 7th Street
Suite 616
Fort Worth, TX  76102

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH  45202-4089

CUSTODIAN BANK
Huntington Bancshares, Inc.
7 Easton Oval
Columbus, OH  43219

ITEM 2.	CODE OF ETHICS.

Not applicable for semi-annual report

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.	SCHEDULE OF INVESTMENT

Included in the Semi-Annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: June 30, 2009

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr., Treasurer
Date: June 30, 2009